ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	December 31,
	2015	2014

Accounts receivable	$43,986,075	$55,638,744
Less: allowance for doubtful accounts	(738,101)	(1,874,330)
Accounts receivable, net	$43,247,974	$53,764,414

As of December 31, 2015 and 2014, a net book value of nil and $2,440,612, respectively, of accounts receivable were used as collateral for the Company's short-term bank loans.

Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2015	2014

Beginning balance	$1,874,330	$1,336,177
Provision/(Reverse) for doubtful accounts	(1,136,229)	538,153
Ending balance	$738,101	$1,874,330